FAIR VALUE MEASUREMENTS: (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Level 3 reconciliation
Industrial revenue development bonds, carrying amount, approximates fair value	$ 7,500	$ 7,500	$ 7,500
Cost Basis | Level 2
Level 3 reconciliation
Industrial revenue development bonds, carrying amount, approximates fair value	7,500	7,500	7,500
Estimated Fair Value | Level 2
Level 3 reconciliation
Industrial revenue development bonds, carrying amount, approximates fair value	7,500	7,500	7,500
Jefferson County Alabama Sewer Revenue Refunding Warrants | Auction rate security
Fair value on a recurring basis
Sale value of investment	10,840
Jefferson County Alabama Sewer Revenue Refunding Warrants | Auction rate security | Level 3
Fair value on a recurring basis
Other-than-temporary pre-tax impairment on investment				5,140
Carrying value of investment			9,485
Net gain of investment	2,430
Level 3 reconciliation
Balance at the beginning of the period		9,485	7,453
Unrealized gain in other comprehensive earnings		1,355	2,032
Settlement of security		(10,840)
Balance at the end of the period			9,485
Jefferson County Alabama Sewer Revenue Refunding Warrants | AAA rating | Auction rate security | Level 3
Fair value on a recurring basis
Purchase cost of investment				13,550
Carrying value of investment				8,410
Level 3 reconciliation
Balance at the end of the period				$ 8,410